Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	As of December, 31
	2014	2013
	A$	A$
Plant and equipment	23,500,587	19,516,798
Leasehold improvements	8,860,746	8,790,395
Capital work in process	1,943,032	5,509,498

	34,304,365	33,816,691
Accumulated depreciation	(19,967,699)	(17,906,571)

Property, plant & equipment, net	14,336,666	15,910,120